Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Domestic and Foreign Components of Income Before Provision for Income Taxes

Domestic and foreign components of income before provision for income taxes for each of the years ended December 31, 2025 and 2024 and for the period from November 9, 2023 (inception) to December 31, 2023, were as follows:

	2025	2024	2023

Domestic	$(12,109,139)	$-	$-
Foreign	(9,800,775)	(11,637,637)	(334,678)
	(21,909,914)	(11,637,637)	(334,678)

Schedule of Effective Income Tax Rate	The following table reconciles the Cayman Island. Federal statutory income tax rate of 0% to the Company’s effective income tax rate for the year ended December 31, 2025 in accordance with the guidance in ASU No. 2023-09:
	For the year ended December 31, 2025
	Amount	Percent
Foreign tax Effects
UK
Changes in valuation allowance	$289,401	(1.32)%
Nontaxable or nondeductible items
Legal Fees	260,868	(1.19)%
Other	(550,269)	2.51%

Ghana
Changes in valuation allowance	2,795,504	(12.76)%
Other	(2,795,504)	12.76%
Effects of Cross-border tax laws	-	-%
Changes in valuation allowances	-	-%
Nontaxable or Nondeductible items	-	-%
Changes in Unrecognized Tax Benefits	-	-%
Other Adjustments	-	-%
Effective Tax Rate	$-	-%
	For the year ended December 31, 2024
	Amount	Percent
Provision for income taxes at statutory rate	$-	0.0%
Miscellaneous permanent items	154,871	(1.3)%
Transaction expenses	420,598	(3.6)%
Change in valuation allowance	3,204,495	(27.5)%
Foreign rate differential	(3,779,963)	32.5%
Income tax (expenses) benefit	$-	0.0%

	For the period from November 9, 2023 (inception) to December 31, 2023
	Amount	Percent
Provision for income taxes at statutory rate	$-	0.0%
Transaction expenses	27,718	(5.0)%
Change in valuation allowance	81,052	(27.5)%
Foreign rate differential	(108,770)	32.5%
Income tax (expenses) benefit	$-	0.0%

Schedule of Deferred Tax Assets and Liabilities

The Tax effects of the temporary differences and carryforwards that give rise to the deferred tax assets and liabilities consist of the following components:

	2025	2024
Deferred tax assets:
Depreciation	$33,072	$14,619
ARO Accretion	1,031,450	362,950
Net operating losses – non-current	5,224,878	2,826,926
Total deferred tax assets	6,289,400	3,204,495

Valuation allowance	(6,289,400)	(3,204,495)
Net deferred tax liabilities	$-	$-

Schedule of Income Taxes Paid (Net of Refunds Received)

Income taxes paid (net of refunds received) consisted of the following (in thousands):

Tax Payments (net of refunds received)	2025	2024	2023
Federal	$-	$-	$-
Foreign	-	-	-
State	-	-	-
Total	$-	$-	$-